Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of reportable segments [line items]
System Fund and reimbursable revenues	$ 2,460	$ 2,049	[1]	$ 1,517	[1]
Revenue	4,624	3,892	[1]	2,907	[1]
Operating profit	1,066	628	[1]	494	[1]
Net financial expenses	(52)	(96)		(139)
Fair value (losses)/gains on contingent purchase consideration	(4)	8	[1]	6	[1]
Profit/(loss) before tax	1,010	540	[1]	361	[1]
Tax	(260)	(164)	[1]	(96)	[1]
Profit for the year	750	376	[1],[2]	265	[1]
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	28	(95)		(29)
Profit/(loss) before tax	28	(95)		(29)
Tax	7	(26)		(29)
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	2,164	1,843		1,390
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	1,019	828		534
System Fund and Reimbursable Result [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	19	(105)		(11)
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	27	(46)		(22)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	1,105	1,005		774
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	815	761		559
EMEAA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	1	(49)		(7)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	677	552		303
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	215	152		5
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	161	87		116
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	96	23		58
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	221	199		197
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (107)	$ (108)		$ (88)

[1]	Re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ and to combine System Fund revenues and reimbursables (see New accounting standards and other presentational changes).
[2]	In 2023, gains/(losses) on net investment hedges have been presented on a separate line. The 2022 amount was previously presented within ‘Exchange (losses)/gains on retranslation of foreign operations’.